SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Intangible assets amortization period	3 years	3 years
Website	$ 10,799	$ 10,799
Accumulated amortization	(6,899)	(5,099)	$ (10,954)
Intangible assets gross	3,900	5,700	21,905
Intangible assets, net	$ 3,900	$ 5,700	21,905
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets amortization period		3 years
Website			22,060
Website [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets amortization period		3 years
Website		$ 10,799	$ 10,799